Merger - Schedule of Number of Common Stock Issued Following the Business Combination (Details) - shares	12 Months Ended
	Dec. 31, 2022	Jul. 29, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Common stock, outstanding prior to Merger	18,051,592	14,868,374	18,051,592
Total shares of common stock on July 29, 2022	18,051,592	14,868,374	18,051,592
Legacy Apexigen [Member]
Business Acquisition [Line Items]
Common stock, outstanding prior to Merger	5,061,592	21,445,035
Less: redemption of BCAC shares	(4,618,607)
Common stock of BCAC	442,985
BCAC Sponsor shares	1,190,979
BCAC Representative shares	57,500
Shares issued in private offering	1,452,000
Business Combination and private offering shares	3,143,464
Legacy Apexigen shares	18,147,032
Total shares of common stock immediately after Merger	21,290,496
Exercise of Legacy Apexigen common stock warrant	4,539
Shares issued to Lincoln Park (Note 7)	150,000
Total shares of common stock on July 29, 2022	5,061,592	21,445,035